Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
9.	Inventories

	December 31, 2017	December 31, 2016

Current
Copper-gold concentrate	$92,882	$86,023
Provision against carrying value of copper-gold concentrate	-	(8,091)
Ore stockpiles	65,556	81,833
Provision against carrying value of ore stockpiles	(10,129)	(41,403)
Materials and supplies	193,902	208,866
Provision against carrying value of materials and supplies	(68,069)	(66,560)
	$274,142	$260,668

Non-current
Ore stockpiles	$51,144	$73,356
Provision against carrying value of ore stockpiles	(7,765)	(52,573)
	$43,379	$20,783

During the year ended December 31, 2017, $763.8 million (2016 – $861.8 million) of inventory was charged to cost of sales (Note 5).

During the year ended December 31, 2017, net write down reversals of $15.6 million (2016 – net charges of $14.5 million) were recognized in the consolidated statement of income relating to inventory write off and movement in provisions against carrying value. During the year ended December 31, 2017, inventory on which there was a provision against carrying value of $56.3 million (2016 – $13.7 million) was sold and recognized in cost of sales for the period.